PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Nov. 30, 2017	Nov. 30, 2018
Income Tax Disclosure [Abstract]
Income tax expense at statutory rate			$ (1,835)	$ (9,168)
Effect of change in statutory rate			702	3,505
Change in valuation allowance			1,133	5,663
Income tax expense per books	$ 0	$ 0	$ 0	$ 0